Provisions - Funding status (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plans
Defined benefit obligations
Present value of the obligations	$ 8,396	$ 6,518
Less: Fair value of plan assets	(2,068)	(2,196)
Provisions - Provisions for pensions	6,328	4,322
Of which: Internal provisions for pensions	6,328	4,322
Pension plan
Defined benefit obligations
Present value of the obligations	2,567	2,032
Post-employment benefits
Defined benefit obligations
Present value of the obligations	5,127	3,644
Other
Defined benefit obligations
Present value of the obligations	$ 702	$ 842